INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jun. 26, 2020
Intangible Assets [Abstract]
Summary of carrying amounts of intangible assets and goodwill
The following table summarises the movement in net book value for intangible assets and goodwill during the six months ended 26 June 2020:

	Intangible assets	Goodwill
	€ million	€ million
Net book value as at 31 December 2019	8,506	2,520
Additions	33	—
Amortisation expense	(29)	—
Currency translation adjustments	(115)	(6)
Net book value as at 26 June 2020	8,395	2,514